Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Common shares, shares issued (in shares)	101,302,404	101,118,289
Common shares, shares outstanding (in shares)	101,302,404	101,118,289
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00